Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Disclosure of Financial Assets	The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2025
Financial assets
Restricted cash and investments	4 849	384	—	—	1 828	—
Other non-current assets	1	107	—	—	45	—
Non-current derivative financial instruments	—	—	209	27	—	—
– Rand gold forwards	—	—	14	—	—	—
– US$ gold forwards	—	—	3	—	—	—
– Rand gold collars	—	—	164	—	—	—
– US$ gold collars	—	—	28	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	24	—	—
Current derivative financial instruments	—	—	68	264	—	—
– Rand gold forwards	—	—	16	—	—	—
– US$ gold forwards	—	—	2	—	—	—
– Rand gold collars	—	—	43	—	—	—
– US$ gold collars	—	—	7	—	—	—
– Foreign exchange contracts	—	—	—	264	—	—
Trade and other receivables	2 647	—	—	—	86	—
Cash and cash equivalents	13 101	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	2 649	39	—	—
– Rand gold forwards	—	—	675	—	—	—
– US$ gold forwards	—	—	166	—	—	—
– Rand gold collars	—	—	1 492	—	—	—
– US$ gold collars	—	—	316	—	—	—
– US$ silver contracts	—	—	—	39	—	—
Current derivative financial instruments	—	—	4 950	109	—	—
– Rand gold forwards	—	—	3 604	—	—	—
– US$ gold forwards	—	—	550	—	—	—
– Rand gold collars	—	—	590	—	—	—
– US$ gold collars	—	—	206	—	—	—
– US$ silver contracts	—	—	—	109	—	—
Borrowings	—	—	—	—	—	1 953
Contingent consideration liability	—	—	—	—	1 457	—
Other non-current liabilities	—	—	—	—	—	272
Trade and other payables	—	—	—	—	—	4 372
37Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost (Restated)[1]
At 30 June 2024
Financial assets
Restricted cash and investments	4 629	335	—	—	1 569	—
Other non-current assets	8	88	—	—	68	—
Non-current derivative financial instruments	—	—	352	101	—	—
– Rand gold forwards	—	—	172	—	—	—
– US$ gold forwards	—	—	27	—	—	—
– Rand gold collars	—	—	135	—	—	—
– US$ gold collars	—	—	18	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	98	—	—
Current derivative financial instruments	—	—	133	425	—	—
– Rand gold forwards	—	—	110	—	—	—
– US$ gold forwards	—	—	3	—	—	—
– Rand gold collars	—	—	20	—	—	—
– Foreign exchange contracts	—	—	—	425	—	—
Trade and other receivables	1 588	—	—	—	—	—
Cash and cash equivalents	4 693	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	588	21	—	—
– Rand gold forwards	—	—	510	—	—	—
– US$ gold forwards	—	—	77	—	—	—
– US$ gold collars	—	—	1	—	—	—
– US$ silver contracts	—	—	—	21	—	—
Current derivative financial instruments	—	—	1 460	42	—	—
– Rand gold forwards	—	—	1 289	—	—	—
– US$ gold forwards	—	—	159	—	—	—
– Rand gold collars	—	—	9	—	—	—
– US$ gold collars	—	—	3	—	—	—
– US$ silver contracts	—	—	—	42	—	—
Borrowings	—	—	—	—	—	1 794
Contingent consideration liability	—	—	—	—	965	—
Other non-current liabilities	—	—	—	—	—	271
Trade and other payables[1]	—	—	—	—	—	3 389

Disclosure of Financial Liabilities	The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2025
Financial assets
Restricted cash and investments	4 849	384	—	—	1 828	—
Other non-current assets	1	107	—	—	45	—
Non-current derivative financial instruments	—	—	209	27	—	—
– Rand gold forwards	—	—	14	—	—	—
– US$ gold forwards	—	—	3	—	—	—
– Rand gold collars	—	—	164	—	—	—
– US$ gold collars	—	—	28	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	24	—	—
Current derivative financial instruments	—	—	68	264	—	—
– Rand gold forwards	—	—	16	—	—	—
– US$ gold forwards	—	—	2	—	—	—
– Rand gold collars	—	—	43	—	—	—
– US$ gold collars	—	—	7	—	—	—
– Foreign exchange contracts	—	—	—	264	—	—
Trade and other receivables	2 647	—	—	—	86	—
Cash and cash equivalents	13 101	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	2 649	39	—	—
– Rand gold forwards	—	—	675	—	—	—
– US$ gold forwards	—	—	166	—	—	—
– Rand gold collars	—	—	1 492	—	—	—
– US$ gold collars	—	—	316	—	—	—
– US$ silver contracts	—	—	—	39	—	—
Current derivative financial instruments	—	—	4 950	109	—	—
– Rand gold forwards	—	—	3 604	—	—	—
– US$ gold forwards	—	—	550	—	—	—
– Rand gold collars	—	—	590	—	—	—
– US$ gold collars	—	—	206	—	—	—
– US$ silver contracts	—	—	—	109	—	—
Borrowings	—	—	—	—	—	1 953
Contingent consideration liability	—	—	—	—	1 457	—
Other non-current liabilities	—	—	—	—	—	272
Trade and other payables	—	—	—	—	—	4 372
37Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost (Restated)[1]
At 30 June 2024
Financial assets
Restricted cash and investments	4 629	335	—	—	1 569	—
Other non-current assets	8	88	—	—	68	—
Non-current derivative financial instruments	—	—	352	101	—	—
– Rand gold forwards	—	—	172	—	—	—
– US$ gold forwards	—	—	27	—	—	—
– Rand gold collars	—	—	135	—	—	—
– US$ gold collars	—	—	18	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	98	—	—
Current derivative financial instruments	—	—	133	425	—	—
– Rand gold forwards	—	—	110	—	—	—
– US$ gold forwards	—	—	3	—	—	—
– Rand gold collars	—	—	20	—	—	—
– Foreign exchange contracts	—	—	—	425	—	—
Trade and other receivables	1 588	—	—	—	—	—
Cash and cash equivalents	4 693	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	588	21	—	—
– Rand gold forwards	—	—	510	—	—	—
– US$ gold forwards	—	—	77	—	—	—
– US$ gold collars	—	—	1	—	—	—
– US$ silver contracts	—	—	—	21	—	—
Current derivative financial instruments	—	—	1 460	42	—	—
– Rand gold forwards	—	—	1 289	—	—	—
– US$ gold forwards	—	—	159	—	—	—
– Rand gold collars	—	—	9	—	—	—
– US$ gold collars	—	—	3	—	—	—
– US$ silver contracts	—	—	—	42	—	—
Borrowings	—	—	—	—	—	1 794
Contingent consideration liability	—	—	—	—	965	—
Other non-current liabilities	—	—	—	—	—	271
Trade and other payables[1]	—	—	—	—	—	3 389

Schedule of Sensitivity Analysis for Types of Market Risk	The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities in the exchange rates that would affect profit and loss before tax:
▪Rand/US$ exchange rate – 4% (2024: 3%) based on the standard deviation from a one-year forecast of various financial institution outlooks
▪Rand/A$ exchange rate – 3% (2024: 3%) based on the standard deviation from a one-year forecast of various financial institution outlooks
▪A$/US$ exchange rate – 4% (2024: 3%) based on the standard deviation from a one-year forecast of various financial institution outlooks.
Only material foreign currency exposure balances were considered when determining the need for a sensitivity analysis and therefore management has not performed a sensitivity analysis on PGK/US$ exchange rates.

	SA Rand
Figures in million	2025	2024
Sensitivity analysis – borrowings
Rand against US$
Balance at 30 June	1 777	1 794
Strengthen by 4% (FY24: 3%)	71	54
Weaken by 4% (FY24: 3%)	(71)	(54)
Closing rate	17.75	18.19
Sensitivity analysis – contingent consideration liability: Mponeng
Rand against US$
Balance at 30 June	676	587
Strengthen by 4% (FY24: 3%)	27	18
Weaken by 4% (FY24: 3%)	(27)	(18)
Closing rate	17.75	18.19
37Financial risk management continued
Market risk continued
Foreign exchange risk continued
Sensitivity analysis continued

	SA Rand
Figures in million	2025	2024
Sensitivity analysis – contingent consideration liability: Eva Copper
A$ against US$
Balance at 30 June	781	378
Strengthen by 4% (FY24: 3%)	31	11
Weaken by 4% (FY24: 3%)	(31)	(11)
Closing rate	0.66	0.67
Sensitivity analysis – other financial instruments
Rand against US$
Balance at 30 June	288	523
Strengthen by 4% (FY24: 3%)	162	250
Weaken by 4% (FY24: 3%)	(143)	(241)
Closing rate	17.75	18.19
A$ against US$
Balance at 30 June	2 796	252
Strengthen by 4% (FY24: 3%)	112	7
Weaken by 4% (FY24:3%)	(112)	(8)
Closing rate	0.66	0.67
The group has reviewed its exposure to commodity-linked instruments and identified a sensitivity of 11% (2024: 8%), based on the standard deviation of a one-year forecast gold price from various financial institution outlooks. The estimated sensitivity would affect other comprehensive income.
Only material commodity balances were considered when determining the need for a sensitivity analysis and therefore management has not performed a sensitivity analysis on silver commodities.

	SA Rand
Figures in million	2025	2024
Sensitivity analysis
Rand gold derivatives
Other comprehensive income
Increase by 11% (FY24: 8%)	(4 489)	(2 740)
Decrease by 11% (FY24: 8%)	3 985	2 439
US$ gold derivatives
Other comprehensive income
Increase by 11% (FY24: 8%)	(735)	(418)
Decrease by 11% (FY24: 8%)	651	376

Schedule of Credit Risk	Financial institutions' credit rating by exposure (source: Fitch Ratings and Global Credit Ratings)

	SA Rand
Figures in million	2025	2024
Cash and cash equivalents
AA+	8 558	3 598
AA-	4 543	1 095
Total	13 101	4 693
Restricted cash and investments (refer to note 15)
AAA	—	401
AA+	6 542	5 677
AA-	51	45
Total	6 593	6 123
Derivative financial assets (refer to note 17)
AA+	239	407
AA	66	221
AA-	91	156
A+	172	227
Total	568	1 011

Disclosure of Contractual Maturities of Non-derivative Financial Liabilities	The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate, closing spot US$ gold price, closing spot US$ silver price and interest rate at year end):

	SA Rand
Figures in million	2025		2024
	Current	Non-current	Current (Restated)[4]	Non-current
Contingent consideration liability
Due between 0 to five years	492	971	115	636
Due between five to 10 years	—	229	—	414
Due between 10 to 15 years	—	564	—	490
Due between 15 to 20 years	—	375	—	461
Other non-current liabilities[1]	—	42	—	25
Lease liability[2]	208	314	270	313
Trade and other payables (excluding non-financial liabilities)[1,3,4]	4 166	—	3 129	—
Derivative financial liabilities[3]
Due between 0 to six months	3 296	—	973	—
Due between six to 12 months	2 073	—	649	—
Due between one to two years	—	2 504	—	766
Due between two to three years	—	668	—	—
Borrowings[3]
Due between 0 to six months	97	—	75	—
Due between six to 12 months	95	—	74	—
Due between one to two years (a)	—	1 950	—	149
Due between two to three years	—	56	—	1 953
Due between three to four years	—	26	—	—
Total	10 427	7 699	5 285	5 207
[1]These balances exclude the lease liability as it has been disclosed separately.
[2]Refer to note 26 for details of the maturity periods.
[3]The group will utilise its cash generated from operations to settle outstanding obligations.
[4]Refer to note 2 for further detail on the restatement.
(a)Final repayment of capital amount for the US$ term loan of R1 888 million in May 2027. This repayment is based on the final outstanding balance of US$100 million and the closing exchange rate of R17.75/US$.

Disclosure of Contractual Maturities of Derivative Financial Liabilities	The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate, closing spot US$ gold price, closing spot US$ silver price and interest rate at year end):

	SA Rand
Figures in million	2025		2024
	Current	Non-current	Current (Restated)[4]	Non-current
Contingent consideration liability
Due between 0 to five years	492	971	115	636
Due between five to 10 years	—	229	—	414
Due between 10 to 15 years	—	564	—	490
Due between 15 to 20 years	—	375	—	461
Other non-current liabilities[1]	—	42	—	25
Lease liability[2]	208	314	270	313
Trade and other payables (excluding non-financial liabilities)[1,3,4]	4 166	—	3 129	—
Derivative financial liabilities[3]
Due between 0 to six months	3 296	—	973	—
Due between six to 12 months	2 073	—	649	—
Due between one to two years	—	2 504	—	766
Due between two to three years	—	668	—	—
Borrowings[3]
Due between 0 to six months	97	—	75	—
Due between six to 12 months	95	—	74	—
Due between one to two years (a)	—	1 950	—	149
Due between two to three years	—	56	—	1 953
Due between three to four years	—	26	—	—
Total	10 427	7 699	5 285	5 207
[1]These balances exclude the lease liability as it has been disclosed separately.
[2]Refer to note 26 for details of the maturity periods.
[3]The group will utilise its cash generated from operations to settle outstanding obligations.
[4]Refer to note 2 for further detail on the restatement.
(a)Final repayment of capital amount for the US$ term loan of R1 888 million in May 2027. This repayment is based on the final outstanding balance of US$100 million and the closing exchange rate of R17.75/US$.

Disclosure of Net Debt	Net cash is as follows:

SA Rand
Figures in million	2025	2024
Cash and cash equivalents	13 101	4 693
Borrowings	(1 953)	(1 794)
Net cash	11 148	2 899

Schedule of Financial Assets Measured at Fair Value	The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2025			At 30 June 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	107	—	—	88
Restricted cash and investments (b)	384	—	—	335	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 828	—	—	1 569	—
Derivative financial assets (c)	—	568	—	—	1 011	—
Derivative financial liabilities (c)	—	(7 747)	—	—	(2 111)	—
Trade and other receivables (d)	—	86	—	—	—	—
Loan to ARM BBEE Trust (e)	—	—	45	—	—	68
Contingent consideration liability (f)	—	—	(1 457)	—	—	(965)
(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset
Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied.
There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.
(b)The level 1 valued assets comprise listed equity securities designated as fair value through other comprehensive income instruments. The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.
(c)The mark-to-market remeasurement of the derivative contracts (refer to note 17 for further details) was determined as follows:
▪Foreign exchange contracts comprise zero cost collars and FECs: The zero cost collars were valued using a Black-
Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$
exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero-coupon interest rate curve)
▪Rand gold forward sale contracts: spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot
US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
▪US$ gold forward sale contracts: spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
▪Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate
▪Rand gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot Rand/US$ exchange rate, spot US$ gold price, Rand and dollar interest rates (forward points) with discounting at the market interest rate (zero-
coupon interest rate curve), US$ gold forward rates, time to maturity and implied volatilities
▪US$ gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot US$ gold price, US$ gold forward rates, US$ interest rates with discounting at the market interest rate (zero-coupon interest rate curve), time to maturity and implied volatilities.
37Financial risk management continued
Fair value determination for financial assets and liabilities continued
(d)The balance of level 2 valued trade and other receivables relates to a contract for the sale of gold-bearing material which contains variable consideration, dependent on the spot gold price and the quantities of gold recovered once refining at
Rand Refinery has been concluded. The fair value of the trade receivable was determined based on the expected value method using the estimated gold content of material sold and the expected spot gold price. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the trade receivable.
(e)At 30 June 2025, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 11.5% (2024: 12.6%). A 28 basis points
(2024: 73 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movement in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet. During the 2025 year, repayments to the value of R28 million
(2024: R42 million) were received.
(f)Contingent consideration liabilities (refer to note 27) consist of the following:
▪Mponeng operation
The contingent consideration related to the Mponeng operation was determined using the expected gold production profile for Mponeng. At 30 June 2025, the liability was valued at R676 million (2024: R587 million), using a discounted cash flow valuation method at a post-tax real rate of 10.8% (2024: 10.5%). Should the expected gold production profile increase by 11.5% or decrease by 11.5%, the contingent consideration liability would increase by R319 million
(2024: R354 million at 9.7%) or decrease by R319 million (2024: R340 million at 9.7%) respectively. This represents reasonably expected changes which were determined based on the average variance between the planned production and the actual production achieved over a number of years. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability. The remeasurement of the liability is disclosed as a separate line in the income statement.
▪Eva Copper
The contingent consideration for Eva Copper includes contingent consideration valued at R781 million
(2024: R378 million), using a probability weighted method for the new resource payment and a discounted cash flow valuation for the excess payment, both discounted at a post-tax nominal rate of 11.4% (2024: 11.4%). A long-term copper price of US$4.25/lbs (2024: US$4.00/lbs) was applied in the valuation. A 11.8% change (2024: 10.4%)  in the long-term copper price, which would represent a reasonably possible change based on the standard deviation of market analysts long-term forecasts of the copper price, would not cause a material change in the fair value of the contingent consideration. The remeasurement of the liability is disclosed as a separate line in the income statement.

Schedule of Financial Liabilities Measured at Fair Value	The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2025			At 30 June 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	107	—	—	88
Restricted cash and investments (b)	384	—	—	335	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 828	—	—	1 569	—
Derivative financial assets (c)	—	568	—	—	1 011	—
Derivative financial liabilities (c)	—	(7 747)	—	—	(2 111)	—
Trade and other receivables (d)	—	86	—	—	—	—
Loan to ARM BBEE Trust (e)	—	—	45	—	—	68
Contingent consideration liability (f)	—	—	(1 457)	—	—	(965)
(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset
Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied.
There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.
(b)The level 1 valued assets comprise listed equity securities designated as fair value through other comprehensive income instruments. The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.
(c)The mark-to-market remeasurement of the derivative contracts (refer to note 17 for further details) was determined as follows:
▪Foreign exchange contracts comprise zero cost collars and FECs: The zero cost collars were valued using a Black-
Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$
exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero-coupon interest rate curve)
▪Rand gold forward sale contracts: spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot
US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
▪US$ gold forward sale contracts: spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
▪Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate
▪Rand gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot Rand/US$ exchange rate, spot US$ gold price, Rand and dollar interest rates (forward points) with discounting at the market interest rate (zero-
coupon interest rate curve), US$ gold forward rates, time to maturity and implied volatilities
▪US$ gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot US$ gold price, US$ gold forward rates, US$ interest rates with discounting at the market interest rate (zero-coupon interest rate curve), time to maturity and implied volatilities.
37Financial risk management continued
Fair value determination for financial assets and liabilities continued
(d)The balance of level 2 valued trade and other receivables relates to a contract for the sale of gold-bearing material which contains variable consideration, dependent on the spot gold price and the quantities of gold recovered once refining at
Rand Refinery has been concluded. The fair value of the trade receivable was determined based on the expected value method using the estimated gold content of material sold and the expected spot gold price. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the trade receivable.
(e)At 30 June 2025, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 11.5% (2024: 12.6%). A 28 basis points
(2024: 73 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movement in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet. During the 2025 year, repayments to the value of R28 million
(2024: R42 million) were received.
(f)Contingent consideration liabilities (refer to note 27) consist of the following:
▪Mponeng operation
The contingent consideration related to the Mponeng operation was determined using the expected gold production profile for Mponeng. At 30 June 2025, the liability was valued at R676 million (2024: R587 million), using a discounted cash flow valuation method at a post-tax real rate of 10.8% (2024: 10.5%). Should the expected gold production profile increase by 11.5% or decrease by 11.5%, the contingent consideration liability would increase by R319 million
(2024: R354 million at 9.7%) or decrease by R319 million (2024: R340 million at 9.7%) respectively. This represents reasonably expected changes which were determined based on the average variance between the planned production and the actual production achieved over a number of years. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability. The remeasurement of the liability is disclosed as a separate line in the income statement.
▪Eva Copper
The contingent consideration for Eva Copper includes contingent consideration valued at R781 million
(2024: R378 million), using a probability weighted method for the new resource payment and a discounted cash flow valuation for the excess payment, both discounted at a post-tax nominal rate of 11.4% (2024: 11.4%). A long-term copper price of US$4.25/lbs (2024: US$4.00/lbs) was applied in the valuation. A 11.8% change (2024: 10.4%)  in the long-term copper price, which would represent a reasonably possible change based on the standard deviation of market analysts long-term forecasts of the copper price, would not cause a material change in the fair value of the contingent consideration. The remeasurement of the liability is disclosed as a separate line in the income statement.